First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.4%
	Aerospace & Defense — 0.3%
2,022	RTX Corp.	$217,992
	Banks — 2.2%
120,668	NU Holdings Ltd., Class A (a)	1,433,536
	Beverages — 1.1%
4,665	Brown-Forman Corp., Class B	213,937
1,185	Constellation Brands, Inc., Class A	296,522
3,887	Monster Beverage Corp. (a)	201,813
		712,272
	Biotechnology — 0.6%
10,183	Ultragenyx Pharmaceutical, Inc. (a)	408,746
	Broadline Retail — 5.7%
21,166	Amazon.com, Inc. (a)	3,734,529
	Chemicals — 0.5%
1,069	Sherwin-Williams (The) Co.	324,762
	Commercial Services & Supplies — 0.5%
1,555	Republic Services, Inc.	287,970
	Communications Equipment — 0.5%
894	Motorola Solutions, Inc.	326,230
	Consumer Finance — 0.4%
1,108	American Express Co.	265,920
	Electronic Equipment, Instruments & Components — 1.5%
3,304	Amphenol Corp., Class A	437,350
1,360	CDW Corp.	304,123
1,904	Jabil, Inc.	226,386
		967,859
	Entertainment — 4.1%
2,099	Live Nation Entertainment, Inc. (a)	196,760
2,435	Netflix, Inc. (a)	1,562,345
13,722	Sea Ltd., ADR (a)	926,509
		2,685,614
	Financial Services — 5.3%
15,214	Block, Inc. (a)	974,913
758	Corpay, Inc. (a)	202,894
1,924	Mastercard, Inc., Class A	860,163
5,223	Visa, Inc., Class A	1,423,058
		3,461,028
	Ground Transportation — 1.4%
13,683	Uber Technologies, Inc. (a)	883,374
Shares	Description	Value

	Health Care Equipment & Supplies — 5.2%
1,807	Abbott Laboratories	$184,657
1,421	Align Technology, Inc. (a)	365,496
3,246	Boston Scientific Corp. (a)	245,300
13,109	Dexcom, Inc. (a)	1,556,956
12,070	Edwards Lifesciences Corp. (a)	1,048,762
		3,401,171
	Health Care Providers & Services — 1.1%
1,399	UnitedHealth Group, Inc.	693,023
	Health Care Technology — 0.3%
913	Veeva Systems, Inc., Class A (a)	159,090
	Hotels, Restaurants & Leisure — 3.0%
4,813	Airbnb, Inc., Class A (a)	697,548
155	Chipotle Mexican Grill, Inc. (a)	485,076
7,200	DoorDash, Inc., Class A (a)	792,792
		1,975,416
	Independent Power and Renewable Electricity Producers — 0.4%
2,682	Vistra Corp.	265,733
	Insurance — 0.7%
2,429	Arch Capital Group Ltd. (a)	249,288
855	Chubb Ltd.	231,551
		480,839
	Interactive Media & Services — 8.3%
11,273	Alphabet, Inc., Class A (a)	1,944,592
2,157	Alphabet, Inc., Class C (a)	375,232
6,655	Meta Platforms, Inc., Class A	3,106,754
		5,426,578
	IT Services — 5.1%
1,186	Accenture PLC, Class A	334,796
4,318	Cloudflare, Inc., Class A (a)	292,285
10,579	Okta, Inc. (a)	938,146
12,105	Shopify, Inc., Class A (a)	716,011
7,662	Snowflake, Inc., Class A (a)	1,043,411
		3,324,649
	Life Sciences Tools & Services — 1.1%
8,956	10X Genomics, Inc., Class A (a)	200,793
972	Danaher Corp.	249,610
466	Thermo Fisher Scientific, Inc.	264,679
		715,082
	Machinery — 0.8%
758	Deere & Co.	284,068
2,176	Ingersoll Rand, Inc.	202,477
		486,545

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 0.3%
933	Diamondback Energy, Inc.	$185,910
	Personal Care Products — 0.5%
2,352	Estee Lauder (The) Cos., Inc., Class A	290,143
	Pharmaceuticals — 1.8%
1,399	Eli Lilly & Co.	1,147,656
	Real Estate Management & Development — 1.0%
8,043	CoStar Group, Inc. (a)	628,721
	Semiconductors & Semiconductor Equipment — 18.1%
1,654	ASML Holding N.V.	1,588,419
758	Broadcom, Inc.	1,007,040
7,700	Entegris, Inc.	972,895
602	KLA Corp.	457,237
1,138	Lam Research Corp.	1,061,117
5,783	NVIDIA Corp.	6,340,076
1,866	Texas Instruments, Inc.	363,889
		11,790,673
	Software — 17.9%
700	Adobe, Inc. (a)	311,332
5,534	Atlassian Corp., Class A (a)	868,063
836	Cadence Design Systems, Inc. (a)	239,355
10,321	Datadog, Inc., Class A (a)	1,137,168
583	Intuit, Inc.	336,065
13,178	Microsoft Corp.	5,470,583
369	Roper Technologies, Inc.	196,588
1,360	Salesforce, Inc.	318,838
13,828	Samsara, Inc., Class A (a)	469,184
3,186	ServiceNow, Inc. (a)	2,092,979
1,108	Workday, Inc., Class A (a)	234,287
		11,674,442
	Specialized REITs — 0.2%
194	Equinix, Inc.	148,018
	Specialty Retail — 2.2%
5,421	Floor & Decor Holdings, Inc., Class A (a)	633,498
350	O’Reilly Automotive, Inc. (a)	337,141
4,412	TJX (The) Cos., Inc.	454,877
		1,425,516
	Technology Hardware, Storage & Peripherals — 4.6%
15,684	Apple, Inc.	3,015,249
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 0.7%
836	Lululemon Athletica, Inc. (a)	$260,824
2,118	NIKE, Inc., Class B	201,316
		462,140
	Total Common Stocks	63,406,426
	(Cost $56,897,054)
MONEY MARKET FUNDS — 2.6%
1,688,989	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	1,688,989
	(Cost $1,688,989)

	Total Investments — 100.0%	65,095,415
	(Cost $58,586,043)
	Net Other Assets and Liabilities — (0.0)%	(21,205)
	Net Assets — 100.0%	$65,074,210

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows:

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 63,406,426	$ 63,406,426	$ —	$ —
Money Market Funds	1,688,989	1,688,989	—	—
Total Investments	$65,095,415	$65,095,415	$—	$—

*	See Portfolio of Investments for industry breakout.